ProShares S&P Kensho Cleantech ETF Average Annual Total Returns			12 Months Ended		39 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024 [3]
S&P Kensho Cleantech Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(20.26%)		(16.98%)
S&P Total Market Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.87%	[2],[3]	9.82% [1]	13.77%	12.47%
None
Prospectus [Line Items]
Average Annual Return, Percent			(20.31%)		(17.24%)
Performance Inception Date		Sep. 29, 2021
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(20.42%)		(17.28%)
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(11.95%)		(12.41%)

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.